Cover	3 Months Ended
May 31, 2023
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE: On July 19, 2023, we mistakenly titled our filing as “Form S-1/A – Post-Effective Amendment”, submission form type “S-1/A”. We are amending our July 19, 2023 filing to correctly state that our filing is “Post-Effective Amendment No. 1 to Form S-1”, submission form type “POS AM”. We filed a Form S-1 Registration Statement on March 31, 2023, which was declared effective by the SEC on April 12, 2023. We are filing herein Post-Effective Amendment No. 1 to Form S-1 to update our disclosure, including our audited financials for our fiscal year ending February 28, 2023 and our unaudited quarterly financials for the three months ended May 31, 2023.
Entity Registrant Name	ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.
Entity Central Index Key	0001498148
Entity Primary SIC Number	3714
Entity Tax Identification Number	27-2343603
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10800 Galaxie Avenue
Entity Address, City or Town	Ferndale
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48220
City Area Code	(877)
Local Phone Number	787-6268
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Jul. 20, 2023
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	10800 Galaxie Avenue
Entity Address, City or Town	Ferndale
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48220
City Area Code	(877)
Local Phone Number	787-6268
Contact Personnel Name	Steven Reinharz